PARENT COMPANY FINANCIAL DATA, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Other assets	$ 2,793	$ 2,928
Total Assets	475,104	406,618
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt	9,753	9,676
Other liabilities	3,279	3,071
Total liabilities	424,843	377,499
Shareholders' equity	50,261	29,119
Total Liabilities and Stockholders' Equity	475,104	406,618
Parent Company [Member]
Assets [Abstract]
Cash and demand deposits	8,590	263
Investment in bank subsidiary	50,838	38,018
Other assets	763	667
Total Assets	60,191	38,948
Liabilities and stockholders' equity [Abstract]
Long term subordinated debt	9,753	9,676
Other liabilities	177	153
Total liabilities	9,930	9,829
Shareholders' equity	50,261	29,119
Total Liabilities and Stockholders' Equity	$ 60,191	$ 38,948